Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Business combination effective date			12 months		12 months
Public warrants expiration term	5 years		5 years		5 years
Stock price			$ 18.00		$ 18.00
Exercise price of warrants	$ 11.50		11.50		11.50
Issue price per share	$ 9.20		$ 9.20		$ 9.20
Percentage of gross proceeds on total equity proceeds			60.00%		60.00%
Adjustment of redemption price of stock based on market value and newly issued price			115.00%		115.00%
Adjustment one of redemption price of stock based on market value and newly issued price			180.00%		180.00%
Derivative liability (in Dollars)	$ 567,096		$ 567,096		$ 323,250	$ 4,499,172
Change in fair value of derivative liabilities	$ 901,278	$ (2,027,949)	$ 1,009,138	$ (6,995,078)	$ (6,600,605)	$ (7,320,644)
Public Warrants
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	8,654,860		8,654,860		8,654,860	8,654,860
Redemption price per public warrant			$ 0.01		$ 0.01
Stock price			$ 18.00		$ 18.00
Trading days			20 days		20 days
Private Placement Warrants
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	291,872		291,872		291,872	291,872
Class A Common Stock
Warrants (Details) [Line Items]
Trading days			20 days		20 days
Issue price per share	$ 9.20		$ 9.20		$ 9.20